CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 20,272	$ 20,314	$ 20,317
Cost of sales	9,216	9,607	9,665
Gross profit	11,056	10,707	10,652
Research and development expenses	1,488	1,427	1,356
Selling and marketing expenses	3,861	4,080	3,879
General and administrative expenses	1,217	1,239	1,238
Impairments restructuring and others	650	788	1,259
Legal Settlements And Loss Contingencies	(111)	1,524	715
Operating income	3,951	1,649	2,205
Financial expenses - net	313	399	386
Income before income taxes	3,638	1,250	1,819
Income taxes	591	(43)	(137)
Share in losses of associated companies - net	5	40	46
Net income	3,042	1,253	1,910
Net loss attributable to non-controlling interests	(13)	(16)	(53)
Net income attributable to Teva	$ 3,055	$ 1,269	$ 1,963
Earnings per share attributable to Teva:
Basic	$ 3.58	$ 1.49	$ 2.25
Diluted	$ 3.56	$ 1.49	$ 2.25
Weighted average number of shares (in millions):
Basic	853	849	872
Diluted	858	850	873